Inventory (Schedule of inventories) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 1,556,353	$ 1,848,392
Work in process	2,494,455	2,029,133
Raw materials	122,765	176,948
Total	$ 4,173,573	$ 4,054,473